Vessels (Tables)	12 Months Ended
Dec. 31, 2015
Vessels [Abstract]
Schedule of vessels
	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2013	$517,225	$(95,696)	$421,529
- Vessels acquired and delivered	7,786	-	7,786
- Vessels sold	(51,623)	21,662	(29,961)
- Depreciation for the year	-	(18,162)	(18,162)
Balance, December 31, 2014	473,388	(92,196)	381,192
- Vessels acquired and delivered	7,294	-	7,294
- Vessels sold	(336)	157	(179)
- Depreciation for the year	-	(17,289)	(17,289)
Balance, December 31, 2015	$480,346	$(109,328)	$371,018